Aegis High Yield Fund (Prospectus Summary) | Aegis High Yield Fund
Aegis High Yield Fund
The Fund's Investment Goal
The Fund's investment goal is to seek maximum total return with an emphasis on high current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the
Fund. More information about these and other discounts is available from your financial intermediary and in Description of Classes--Class A Shares General on page
12 of this Prospectus and in Purchase, Redemption and Pricing of Shares--Reduction
or Waiver of Deferred Sales Charge on page  20 of the Fund's Statement of Additional
Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aegis High Yield Fund	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases	none	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee Paid to the Aegis High Yield Fund (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%	2.00%
[1]	The deferred sales charge applies to redemptions of shares that were purchased without imposition of the initial sales charges (i.e., purchases of $1 million or more) occurring within 2 years of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aegis High Yield Fund		Class I	Class A
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.55%	0.55%	[1]
Total Annual Fund Operating Expenses (before expense reimbursement)		1.45%	1.70%
Fee Waiver and/or Expense Reimbursement	[2]	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.20%	1.45%
[1]	"Other Expenses" is based on estimated amounts for the current fiscal year for Class A shares.
[2]	Aegis Financial Corporation (the "Advisor") has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit fees and/or reimburse the Fund's expenses until April 30, 2014 in order to limit the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (not including Acquired Fund Fees and Expenses) of the Fund to 1.20% of the Class I shares' average daily net assets and 1.45% of the Class A shares' average daily net assets. Brokerage fees, interest expenses, taxes and dividend and extraordinary expenses are excluded from the operating expenses subject to the expense limitation agreement. Only the Board of Trustees may terminate the expense limitation agreement during its current term. The Fund has agreed to repay the Advisor for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such repayment does not cause the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" to exceed 1.20% (for Class I) or 1.45% (for Class A) and the repayment is made within three years after the year in which the Advisor incurred the expense. The agreement may be extended by the parties for additional one-year terms.

Example
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the
Fund's operating expenses remain the same and that the expense limitation agreement is not extended beyond its initial term.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aegis High Yield Fund (USD $)	Expense Example, By Year, Column [Text]		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	Class I		122	434	768	1,714
Class A	Class A	[1]	617	867	1,241	2,288
[1]	If you redeem your Class A shares within two years after purchase a 1.00% deferred sales charge would increase the expenses.

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Aegis High Yield Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class I	122	434	768	1,714
Class A	517	867	1,241	2,288

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 46%
of the average value of its portfolio.
The Aegis High Yield Fund's Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in high-yield fixed-income securities, which include debt securities and preferred stocks. The Fund invests in a diversified portfolio of lower-quality, high-risk
U.S. and foreign corporate bonds, commonly referred to as high-yield bonds (or
"junk bonds") that are rated below investment grade by Moody's Investor Service,
Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Ratings ("Fitch")
(which may include bonds having default credit ratings), or that are unrated but are considered by the Advisor, to be of comparable quality. (See the table of corporate bond ratings in the Appendix.) The Fund may also invest in preferred stocks. The Fund may invest up to 20% of its assets in other assets, including but not limited to common stocks, warrants, investment-grade bonds, forward currency exchange contracts and options on securities.

High yield fixed-income securities generally provide a high current income in an effort to compensate investors for a significantly higher risk of loss and risk of default than higher quality securities. These fixed-income securities are considered speculative securities.

The Advisor chooses securities based on careful credit research and seeks to purchase securities at prices that represent a meaningful discount to the estimated intrinsic value of the securities as determined by the Advisor. The
Fund may invest in securities in default or bankruptcy when the Advisor believes that such securities are undervalued and have potential for capital appreciation.

The Advisor will evaluate each security based on the security's overall credit risk and the issuer's asset coverage measures such as cash flow coverage ratios, corporate asset values, the issue's seniority in the issuer's capital structure, the expected volatility of corporate cash flows and asset values, and the issue's particular credit covenants.

The Fund's investments may include high yield fixed-income securities of former blue chip companies that are attempting to recover from business setbacks or a cyclical downturn (commonly known as "turnaround situations"), firms with weak cash flow characteristics, firms with heavy debt loads, or companies electing to borrow to pursue an acquisition strategy.

The Fund's portfolio may include convertible bonds. Convertible bond issues, unlike conventional high-yield bonds, give the bondholder the right to convert a bond into a specified number of shares of common stock of the issuing company.
Such bonds will generally be more volatile because their market value is influenced by the price action of the underlying stock, and the conversion feature provides the possibility of capital appreciation beyond par value.

The Fund may invest in foreign securities. In recent years, many foreign companies have issued fixed-income securities denominated in U.S. Dollars and rated below investment grade. These securities may have higher yields than similar domestic securities, but present special risks including political and legal risks, greater liquidity risks, and currency exchange risks.

The Advisor typically will sell securities that have undergone a significant deterioration in their fundamental credit quality and intrinsic value, or securities that have appreciated to a point where their potential return is less attractive than that of other available securities of comparable credit quality.
Principal Risks of Investing in the Aegis High Yield Fund
Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in: fixed income securities in general, high yield fixed income securities, and fixed income securities of foreign issuers. A summary of these risks is provided below. Also, for additional information, please refer to the section of the Prospectus titled "Additional
Information About the Investment Strategies and Risks of the Fund."

· High Yield Security Risk   Investment in high yield securities can involve a
  substantial risk of loss. These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer's ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.

· Credit Risk   Credit risk represents the possibility of losses in the event that a bond issuer might be unable to pay its interest and principal obligations in a timely manner, thus creating a default situation. Credit risk is significant for high-yield bond investments. Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category. The Fund attempts to reduce portfolio credit risk by diversifying its holdings and doing careful credit research.

· Interest Rate Risk   Rising interest rates will cause the prices of existing
  bonds in the market to fall. Longer maturity bonds will typically decline more than those with shorter maturities. If the Fund holds longer maturity bonds and interest rates rise unexpectedly, the Fund's performance could decline. Falling interest rates will cause the Fund's portfolio income to decline, as maturing bonds are reinvested at lower yields. Investors should expect the Fund's monthly income to fluctuate with changes in its portfolio and changes in the level of interest rates.

· Liquidity Risk   The high-yield bond market is much less liquid than the investment
  -grade bond market. This creates a risk that the Fund may not be able to buy or sell optimal quantities of high-yield bonds at desired prices and that large purchases or sales of certain high-yield bonds may cause substantial price swings.

· Market Risk   The high-yield bond and securities market can experience sharp and sudden price swings due to a variety of factors, including changes in securities regulations, swings in market psychology, volatility in the stock market, changing economic conditions, a highly-publicized default, or changes in asset allocations by major institutional investors.

· Foreign Investment   Risk To the extent the Fund holds foreign securities, whether or not such bonds are denominated in U.S. Dollars, the Fund will be subject to special risks. These risks will include greater volatility, investments that are less liquid than similar U.S. bonds, and adverse political or economic developments resulting from political, international or military crises. An additional risk is that the value of the Fund's investments in securities of foreign issuers, measured in U.S. Dollars, will increase or decrease as a result of changes in currency exchange rates.

· Prepayment Risk   Most high-yield bonds may be called by the issuer prior to final maturity. The Fund may experience reduced income when an issuer calls a bond held by the Fund earlier than expected. This may happen during a period of declining interest rates.

· Defaulted or Bankrupt Securities Risk   The Fund may invest in securities that
  are in default or bankruptcy. These securities are not paying interest and may not pay principal, and will typically be replaced by new securities issued in a financial restructuring or bankruptcy reorganization. There are risks in the timing and details of a restructuring or reorganization. Delays will result in lost income to the Fund, and the value or amount of new securities issued may be less than expected. There are also legal risks that proceedings may be very lengthy and that bankruptcy laws may be interpreted in ways that are unfavorable to bondholders.

· Convertible Securities Risk   Convertible securities generally offer lower
  interest or dividend yields than non-convertible securities of comparable quality.

· Equity Investment Risk   To the extent the Fund invests in common stocks, it may
  be subject to the risks of changing economic, stock market, industry and company conditions. In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders.

· Manager Risk   Performance of individual high-yield fixed-income securities can vary widely. Over any given time period, it is possible that poor security selection by the Advisor will cause the Fund to perform worse than other funds with similar investment objectives. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

· Political and International Crisis Risk   There is a risk that major political or
  international crises may occur which could have a significant effect on economic conditions and the financial markets. Such crises, depending on their timing and scale, could severely impact the operations of the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Fund Performance
This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual total return for one and five years and over the life of the Fund compare to the returns of a broad-based market index. Because the Class A shares of the
Fund were not offered prior to the date of this Prospectus, the following information shows the performance of the Class I shares only. The performance of the Class A shares will differ because the Class A shares have different expenses than the Class I shares.

Note: The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by calling 800-528-3780.
Annual Total Returns as of December 31 - Class I

The Performance of the Fund's Class I shares as of June 30, 2012 was 2.54%
year-to-date.  During the period shown on the bar chart, the Fund's best and worst quarters are as follows:

                Highest Quarterly Return 29.54%  2nd quarter 2009
Lowest Quarterly Return -19.24% 4th quarter 2008
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Aegis High Yield Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Return Before Taxes	(0.89%)	6.93%	7.45%	Jan. 04, 2004
Class I After Taxes on Distributions	Return After Taxes on Distributions	(3.87%)	3.37%	4.48%	Jan. 04, 2004
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.46%)	3.83%	4.67%	Jan. 04, 2004
Barclays High Yield Index	Barclays High Yield Index (reflects no deduction for fees, expenses, or taxes)	4.98%	7.54%	7.90%	Jan. 04, 2004

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your particular tax situation and may differ from those shown. In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts. All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Fund, before and after taxes, is not necessarily an indication of how it will perform in the future.